Schedule of changes in share capital and share premium (Details) (Parenthetical) $ / shares in Units, ₨ in Thousands, $ in Thousands			12 Months Ended
	Jun. 17, 2020 USD ($) $ / shares shares	Jun. 17, 2020 INR (₨)	Mar. 31, 2021 USD ($) ₨ / shares	Mar. 31, 2021 INR (₨) ₨ / shares	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Jun. 17, 2020 ₨ / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued	14,375,000						14,375,000
[custom:PublicOfferingPrice-0] | (per share)	$ 0.80						₨ 60.52
[custom:AggregatePriceOfPublicOffering]	$ 11,388	₨ 861,464
Proceeds from issue of ordinary shares	10,208	772,207	$ 10,558	₨ 772,207		₨ 3,563,630
Share issue related cost	1,180			₨ 23,979		₨ 104,334
Underwriters Commission Expense	$ 750	56,738
Closing foreign exchange rate | ₨ / shares			73.14	73.14			75.65
Underwriters [member]
Disclosure of classes of share capital [line items]
Number of shares issued	1,875,000						1,875,000
[custom:PublicOfferingPrice-0] | (per share)	$ 0.74						₨ 55.98
Share issue related cost | ₨		₨ 89,257